Digital Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Digital Assets
Digital Assets

NOTE 2 – Digital Assets

The following represents the change in digital assets:

	March 31, 2022	December 31, 2021
Cryptocurrencies
Beginning balance	$6,107	$-
Purchase of cryptocurrencies	-	10,000
Impairment	-	(3,893)
Ending balance	$6,107	$6,107

The Company does not record fair value gains (losses) associated with its digital assets. Cryptocurrencies are classified as intangible assets, and the Company continuously tests these assets for impairment.

NOTE 3 – Digital Assets

The following represents the change in digital assets:

	December 31, 2021	December 31, 2020
	Cryptocurrencies
Beginning balance	$-	$-
Purchase	10,000	-
Realized gain / (loss)	-	-
Impairment	(3,893)	-
Ending balance	$6,107	$-

The Company does not record fair value gains (losses) associated with its digital assets. Cryptocurrencies are classified as intangible assets, and the Company tests these assets for impairment on an annual basis.